Risk management (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ 96	$ 42
Commodity Derivatives [Member]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ 96	15
Currency Derivatives [Member]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral		$ 27